Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 479,772	$ 226,747
Less: allowance for credit losses	(19,500)
Accounts receivable, net	$ 460,272	$ 226,747